Pension and severance plans (Details 9) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Pension and severance plans
Accrued pension and severance costs	¥ 19,576	¥ 17,912
Foreign plans
Pension and severance plans
Net amounts recognized	14,290	11,853
Accrued Pension And Severance Costs | Foreign plans
Pension and severance plans
Accrued pension and severance costs	¥ 14,290	¥ 11,853